Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Cash Flows From Operating Activities
Net loss	$ (8,040,362)	$ (6,022,083)	$ (12,517,803)	$ (9,444,655)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of debt discount	1,734,403	1,343,628	2,289,591	619,266
Accretion of interest expense	235,122	333,425	624,041	206,284
Depreciation and amortization	105,647	121,624	240,372	259,259
Stock-based compensation	1,258,482	1,709,999	2,399,385	3,600,804
Loss on extinguishment of note payables, net	1,000,595	63,788	1,415,950	59,938
Gain (loss) on settlement of payables	(29,300)		(2,812)	100,895
Change in fair value of derivative liabilities	203,313	(58,048)	229,323	(107,039)
Consulting services provided in exchange for notes payable			260,000
Warrant modification expense			3,100	30,099
Changes in operating assets and liabilities:
Accounts receivable	(2,000)	1,000	9,000	(32,000)
Prepaid expenses and other current assets	(7,928)	(5,065)	(4,434)	5,548
Security deposit	22,100			12,076
Accounts payable	(457,444)	(177,666)	(516,117)	185,963
Accrued interest, expenses and other current liabilities	580,255	490,821	465,775	649,741
Total Adjustments	4,643,245	3,823,506	7,413,174	5,590,834
Net Cash Used In Operating Activities	(3,397,117)	(2,198,577)	(5,104,629)	(3,853,821)
Cash Flows From Investing Activities
Purchases of property and equipment	(29,371)	(12,869)	(12,869)	(3,617)
Net Cash Used In Investing Activities	(29,371)	(12,869)	(12,869)	(3,617)
Cash Flows From Financing Activities
Offering costs incurred	(12,929)
Proceeds from notes payable	5,991,198	1,473,552	5,057,475	2,542,222
Repayments of notes payable - principal	(2,201,629)	(149,425)	(863,302)	(330,176)
Repayments of notes payable - prepayment premiums	(340,009)
Advances from officers and a family member of an officer		32,000	38,500	43,515
Repayments of advances from officers, a director and a family member of an officer		(32,000)	(38,500)	(58,515)
Proceeds from exercise of warrants		414,168	414,168	996,250
Sales of common stock and warrants for cash	1,156,000	25,000	175,000	1,084,000
Net Cash Provided By Financing Activities	4,592,631	1,763,295	4,783,341	4,277,296
Net (Decrease) Increase In Cash	1,166,143	(448,151)	(334,157)	419,858
Cash at beginning of period	117,523	451,680	451,680	31,822
Cash at end of period	1,283,666	3,529	117,523	451,680
Supplemental Disclosures of Cash Flow Information:
Interest	134,536	9,355	44,787	17,538
Income tax
Non-cash investing and financing activities:
Shares issued and recorded as debt discount in connection with notes payable issuances or extensions	61,220	87,457
Warrant modifications			3,100	114,821
Shares and warrants issued or modified and recorded as debt discount in connection with notes payable issuances or extensions			384,435	257,056
Shares issued in exchange for notes payable and accrued interest	3,573,720	641,592	7,215,366	421,302
Conversion of notes payable and accrued interest into common stock		52,904	110,636	524,534
Shares and warrants issued in satisfaction of accrued consulting and director services	7,200	38,000	80,188	588,592
Reclassification of derivative liabilities to equity	2,637,996		105,187	9,019
Bifurcated embedded conversion options recorded as debt discount			3,181,376	332,131
Beneficial conversion features recorded as debt discount		21,518	69,394	11,991
Consulting services provided in exchange for notes payable			260,000
Sale of warrants recorded as derivative liabilities			75,000
Warrants and options issued for consulting services recorded as derivative liabilities	56,000		168,526
Write-offs of fully depreciated property recorded as derivative liabilities and equipment			$ 101,423
Accrued interest reclassified to notes payable principal	23,013
Offering costs in accounts payable and accrued expenses	149,074
Original issue discount in connection with notes payable	$ 355,940	$ 150,948